Segment Reporting (Details) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) segment	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of operating segments [line items]
Number of reportable regional operating segments | segment			4
Revenue	€ (11,707)	€ (26,741)	€ (32,274)	€ (51,222)
Profit (loss) from continuing operations	(1,048)	793	(2,742)	1,301
Tax expense	(135)	317	690	529
Net financial expenses	237	260	450	504
Adjustments:
Charge recognized for U.S. diesel emission matters					€ 748
Impairment expense and supplier obligations		113	643	155
Reversal Of Indirect Tax Liabilities				(164)
Other	6	(59)	(44)	(80)
Gains (losses) on disposals of investments	1	(7)	(4)	(7)
Adjusted Earnings Before Interest And Tax	(928)	1,527	(876)	2,594
Share of profit of equity method investees	26	54	70	115
Write-down of property, plant and equipment classified as restructuring costs				76
Restructuring costs, net of reversals	23	(8)	43	196
Expense O fRestructuring Activities, excluding write down of PPE				120
North America
Disclosure of operating segments [line items]
Revenue	(8,207)	(17,626)	(22,744)	(33,679)
LATAM
Disclosure of operating segments [line items]
Revenue	(476)	(2,059)	(1,796)	(3,977)
APAC
Disclosure of operating segments [line items]
Revenue	(416)	(748)	(872)	(1,329)
EMEA
Disclosure of operating segments [line items]
Revenue	(2,214)	(5,544)	(5,929)	(10,596)
Maserati
Disclosure of operating segments [line items]
Revenue	(184)	(341)	(436)	(809)
Other activities
Disclosure of operating segments [line items]
Revenue	(210)	(423)	(497)	(832)
Operating segments | North America
Disclosure of operating segments [line items]
Revenue	(8,209)	(17,639)	(22,750)	(33,696)
Adjustments:
Impairment expense and supplier obligations		51	16	87
Reversal Of Indirect Tax Liabilities				0
Other	9	(39)	(7)	(53)
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	39	1,565	587	2,609
Share of profit of equity method investees	0	0	0	0
Restructuring costs, net of reversals	18	(9)	18	26
Expense O fRestructuring Activities, excluding write down of PPE				26
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue	(477)	(2,050)	(1,799)	(3,982)
Adjustments:
Impairment expense and supplier obligations		0	161	0
Reversal Of Indirect Tax Liabilities				(164)
Other	0	(2)	0	(3)
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	(96)	110	(123)	215
Share of profit of equity method investees	0	0	0	0
Restructuring costs, net of reversals	0	0	18	128
Expense O fRestructuring Activities, excluding write down of PPE				55
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	(427)	(762)	(893)	(1,354)
Adjustments:
Impairment expense and supplier obligations		0	0	0
Reversal Of Indirect Tax Liabilities				0
Other	0	0	0	0
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	(59)	(12)	(118)	(21)
Share of profit of equity method investees	(41)	(34)	(79)	(54)
Restructuring costs, net of reversals	0	0	0	0
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue	(2,232)	(5,564)	(5,964)	(10,634)
Adjustments:
Impairment expense and supplier obligations		0	178	6
Reversal Of Indirect Tax Liabilities				0
Other	0	0	0	(1)
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	(589)	22	(859)	3
Share of profit of equity method investees	65	82	145	160
Restructuring costs, net of reversals	0	0	0	37
Expense O fRestructuring Activities, excluding write down of PPE				36
Operating segments | Maserati
Disclosure of operating segments [line items]
Revenue	(185)	(343)	(439)	(814)
Adjustments:
Impairment expense and supplier obligations		62	288	62
Reversal Of Indirect Tax Liabilities				0
Other	1	(9)	1	(8)
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	(99)	(119)	(174)	(108)
Share of profit of equity method investees	0	0	0	0
Restructuring costs, net of reversals	3	0	3	0
Other Activities | Other activities
Disclosure of operating segments [line items]
Revenue	(354)	(782)	(915)	(1,453)
Adjustments:
Impairment expense and supplier obligations		0	0	0
Reversal Of Indirect Tax Liabilities				0
Other	16	(1)	(2)	10
Gains (losses) on disposals of investments	1	(7)	(4)	(7)
Adjusted Earnings Before Interest And Tax	(111)	(42)	(186)	(92)
Share of profit of equity method investees	2	6	4	9
Restructuring costs, net of reversals	2	1	4	5
Unallocated items & eliminations
Disclosure of operating segments [line items]
Revenue	177	399	486	711
Adjustments:
Impairment expense and supplier obligations		0	0	0
Reversal Of Indirect Tax Liabilities				0
Other	(20)	(8)	(36)	(25)
Gains (losses) on disposals of investments	0	0	0	0
Adjusted Earnings Before Interest And Tax	(13)	3	(3)	(12)
Share of profit of equity method investees	0	0	0	0
Restructuring costs, net of reversals	0	0	0	0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Revenue	(2)	(13)	(6)	(17)
Elimination of intersegment amounts | LATAM
Disclosure of operating segments [line items]
Revenue	(1)	9	(3)	(5)
Elimination of intersegment amounts | APAC
Disclosure of operating segments [line items]
Revenue	(11)	(14)	(21)	(25)
Elimination of intersegment amounts | EMEA
Disclosure of operating segments [line items]
Revenue	(18)	(20)	(35)	(38)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Revenue	(1)	(2)	(3)	(5)
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Revenue	€ (144)	€ (359)	€ (418)	€ (621)